Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

(in millions)	Maturity Date	2017	2016
Regulated Utilities
ITC
Secured US First Mortgage Bonds -
4.67% weighted average fixed rate (2016 - 4.81%)	2018-2055	$2,063	$1,994
Secured US Senior Notes -
4.19% weighted average fixed rate (2016 - 4.19%)	2040-2046	596	638
Unsecured US Senior Notes -
3.98% weighted average fixed rate (2016 - 4.80%)	2020-2043	3,618	3,160
Unsecured US Shareholder Note -
6.00% fixed rate (2016 - 6.00%)	2028	250	267
Unsecured US Term Loan Credit Agreement -
2.03% weighted average variable rate	2019	63	—
UNS Energy
Unsecured US Tax-Exempt Bonds - 4.04% weighted
average fixed and variable rate (2016 - 3.87%)	2020-2040	773	827
Unsecured US Fixed Rate Notes -
4.26% weighted average fixed rate (2016 - 4.26%)	2021-2045	1,411	1,511
Central Hudson
Unsecured US Promissory Notes - 4.28% weighted
average fixed and variable rate (2016 - 4.25%)	2018-2057	770	768
FortisBC Energy
Unsecured Debentures -
5.13% weighted average fixed rate (2016 - 5.24%)	2026-2047	2,395	2,220
FortisAlberta
Unsecured Debentures -
4.70% weighted average fixed rate (2016 - 4.82%)	2024-2052	2,035	1,834
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2016 - 8.80%)	2023	25	25
Unsecured Debentures -
5.05% weighted average fixed rate (2016 - 5.22%)	2021-2050	710	635
Eastern Canadian
Secured First Mortgage Sinking Fund Bonds -
6.14% weighted average fixed rate (2016 - 6.48%)	2020-2057	585	516
Secured First Mortgage Bonds -
6.19% weighted average fixed rate (2016 - 6.19%)	2018-2061	195	195
Unsecured Senior Notes -
6.11% weighted average fixed rate (2016 - 6.11%)	2018-2041	104	104
Caribbean Electric
Unsecured US Senior Loan Notes and Bonds - 4.80% weighted
average fixed and variable rate (2016 - 4.92%)	2018-2048	525	499
Corporate
Unsecured US Senior Notes and Promissory Notes -
3.41% weighted average fixed rate (2016 - 3.43%)	2019-2044	4,046	4,353
Unsecured Debentures -
6.50% weighted average fixed rate (2016 - 6.50%)	2039	200	200
Unsecured Senior Notes - 2.85% fixed rate (2016 - 2.85%)	2023	500	500
Long-term classification of credit facility borrowings		671	973
Total long-term debt (Note 28)		21,535	21,219
Less: Deferred financing costs and debt discounts		(139)	(151)
Less: Current installments of long-term debt		(705)	(251)
		$20,691	$20,817

Schedule of Credit Facilities
The following summary outlines the credit facilities of the Corporation and its subsidiaries.

(in millions)	Regulated Utilities	Corporate and Other	2017	2016
Total credit facilities (1)	$3,567	$1,385	$4,952	$5,976
Credit facilities utilized:
Short-term borrowings (1) (2)	(209)	—	(209)	(1,155)
Long-term debt (including current portion) (3)	(465)	(206)	(671)	(973)
Letters of credit outstanding	(73)	(56)	(129)	(119)
Credit facilities unused	$2,820	$1,123	$3,943	$3,729

(1)
As at December 31, 2017, there was no commercial paper outstanding (December 31, 2016 - $195 million). Outstanding commercial paper does not reduce available capacity under the Corporation's consolidated credit facilities.

(2)	The weighted average interest rate on short-term borrowings was approximately 1.8% as at December 31, 2017 (December 31, 2016 - 1.7%).

(3)
As at December 31, 2017, credit facility borrowings classified as long-term debt included $312 million in current installments of long-term debt on the consolidated balance sheet (December 31, 2016 - $61 million). The weighted average interest rate on credit facility borrowings classified as long‑term debt was approximately 2.5% as at December 31, 2017 (December 31, 2016 - 1.8%).

Schedule of Repayment of Long-Term Debt
The consolidated annual requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

	Regulated	Corporate
	Utilities	and Other	Total
Year	(in millions)	(in millions)	(in millions)
2018	$499	$206	$705
2019	169	113	282
2020	516	157	673
2021	435	784	1,219
2022	1,060	—	1,060
Thereafter	13,904	3,692	17,596
	$16,583	$4,952	$21,535